Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Aggregate amount of time deposits in denominations of $100,000	$ 51,800,000,000	$ 50,300,000,000
Time deposits mature in 2013	52,900,000,000
Time deposits mature in 2014	4,000,000
Time deposits mature in 2015	1,000,000
Time deposits mature in 2016	0
Time deposits mature in 2017	2,000,000
Time deposits mature in 2018 and thereafter	$ 0